INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues by Geographic Area) (Details) - Geographic Concentration [Member] - Revenues [Member]		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Percentage		100.00%	100.00%	100.00%
USA [Member]
Segment Reporting Information [Line Items]
Percentage		44.00%	45.00%	77.00%
Japan [Member]
Segment Reporting Information [Line Items]
Percentage		41.00%	40.00%	2.00%
Asia [Member]
Segment Reporting Information [Line Items]
Percentage	[1]	11.00%	11.00%	14.00%
Europe [Member]
Segment Reporting Information [Line Items]
Percentage	[1]	4.00%	4.00%	7.00%

[1]	Represents revenues from individual countries of less than 10% each.